Note 7 - Commitments	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
7.	Commitments
Registration Rights
The holders of the Founder Shares, Private Placement Warrants, Conversion Warrants that may be issued upon conversion of the Note, and any additional warrants that may be issued in connection with any further Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants, the Conversion Warrants that may be issued upon conversion of the Note and any additional warrants that may be issued in connection with any further Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters were entitled to a cash underwriting discount of $0.20 per Unit, or $2,500,000 in the aggregate, which amount was paid upon the closing of the Initial Public Offering. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $4,759,615 (including over-allotment units) in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.